Financial instruments and risk management (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2018 CHF (SFr) Institution	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
Financial assets and liabilities [Abstract]
Financial assets	SFr 187,002	SFr 125,421
Financial liabilities	12,917	9,893
Financial risks [Abstract]
Gain (loss) in finance income/(expense), net	(1,194)	(4,049)	SFr 3,443
Foreign Currency Exchange Risk [Member]
Financial risks [Abstract]
Gain (loss) in finance income/(expense), net	SFr (1,200)	(4,200)	SFr 3,400
Percentage exchange rate strengthened	10.00%
Percentage exchange rate weakened	10.00%
Net loss for period decrease, result of foreign exchange rate increase	SFr 3,000	2,100
Net loss for period increase, result of foreign exchange rate decrease	SFr 3,000	2,100
Credit Risk [Member]
Financial risks [Abstract]
Number of financial institutions holding cash and cash equivalents and short-term financial assets | Institution	3
Liquidity Risk [Member]
Financial risks [Abstract]
Cash position rolling forecast period	18 months
Interest Rate [member]
Financial risks [Abstract]
Percentage of increase in interest rates	10.00%
Percentage of decrease in interest rates	10.00%
Interest Rate [member] | Top of Range [Member]
Financial risks [Abstract]
Net loss for period increase, due to increase in interest rate	SFr 100
Net loss for period decrease, due to decrease in interest rate	100
Short-term Debt Obligation [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	SFr 332	0
Short-term Debt Obligation [Member] | Liquidity Risk [Member] | Bottom of Range [Member]
Financial risks [Abstract]
Expected debt obligation payoff period	12 months
Long-Term Debt Obligation [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	SFr 186	494
Long-Term Debt Obligation [Member] | Liquidity Risk [Member] | Bottom of Range [Member]
Financial risks [Abstract]
Expected debt obligation payoff period	12 months
Long-Term Debt Obligation [Member] | Liquidity Risk [Member] | Top of Range [Member]
Financial risks [Abstract]
Expected debt obligation payoff period	24 months
Trade and Other Payables [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	SFr 1,979	1,092
Accrued Expenses [Member]
Financial assets and liabilities [Abstract]
Financial liabilities	10,420	8,307
Long-term Financial Assets [Member]
Financial assets and liabilities [Abstract]
Financial assets	304	126
Other Current Receivables [Member]
Financial assets and liabilities [Abstract]
Financial assets	236	918
Short-term Financial Assets [Member]
Financial assets and liabilities [Abstract]
Financial assets	30,000	0
Cash and Cash Equivalents [Member]
Financial assets and liabilities [Abstract]
Financial assets	SFr 156,462	SFr 124,377